INTANGIBLE AND OTHER ASSETS	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLES AND OTHER ASSETS
INTANGIBLE AND OTHER ASSETS

at December 31	2016	2015
(millions of Canadian $)

Capital projects in development	2,094	1,814
Deferred income tax assets (Note 16)	313	9
Employee post-retirement benefits (Note 23)	189	18
Fair value of derivative contracts (Note 24)	133	168
PPAs	—	220
Prepaid rent[1]	—	230
Loans and advances[1]	—	159
Other	218	478
	2,947	3,096

1
TCPL held a note receivable from the seller of Ravenswood of $165 million (US$123 million) and $214 million (US$154 million) as at December 31, 2016 and at December 31, 2015, respectively, which bears interest at 6.75 per cent and matures in 2040. As of November 1, 2016, all Ravenswood assets including prepaid rent and the note receivable have been reclassified to Assets held for sale (Note 6). The current portion included in Other current assets was $55 million (US$40 million) at December 31, 2015.

The following amounts related to PPAs are included in Intangible and other assets:

	2016			2015
at December 31	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
(millions of Canadian $)

Sheerness	—	—	—	585	390	195
Sundance A	—	—	—	225	200	25
	—	—	—	810	590	220

On March 7, 2016, TCPL issued notice to the Balancing Pool of the decision to terminate its Sheerness and Sundance A PPAs. In accordance with a provision in the PPAs, a buyer is permitted to terminate the arrangement if a change in law occurs that makes the arrangement unprofitable or more unprofitable. As a result of recent changes in law surrounding the Alberta Specified Gas Emitters Regulation, the Company expected increasing costs related to carbon emissions to continue throughout the remaining terms of the PPAs resulting in increasing unprofitability. As such, in 2016, the Company recognized a non-cash impairment charge of $211 million ($155 million after tax) in its Energy segment, which represented the carrying value of the PPAs. Upon final settlement of the PPA terminations in December 2016, TCPL transferred to the Balancing Pool a package of environmental credits that were being held to offset the PPA emissions costs and recorded a non-cash charge of $92 million ($68 million after tax) related to the carrying value of these environmental credits.
Amortization expense of $9 million was recognized in the Consolidated statement of income for the year ended December 31, 2016 (2015 and 2014 – $52 million), prior to the termination of the arrangements.